JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 10.3%
AGL Energy Ltd.	21,415	284,203
Alumina Ltd.	141,637	203,991
Ansell Ltd.	12,566	265,611
APA Group	29,857	224,185
Aristocrat Leisure Ltd.	8,593	204,936
ASX Ltd.	5,641	319,144
Aurizon Holdings Ltd.	70,775	253,693
BHP Group Ltd.	13,514	346,552
BlueScope Steel Ltd.	10,547	98,709
Boral Ltd.	24,422	80,484
Brambles Ltd.	34,471	287,917
Caltex Australia Ltd.	10,565	240,924
CIMIC Group Ltd.	4,738	91,676
Cochlear Ltd.	2,174	346,245
Coles Group Ltd.	7,471	81,980
Commonwealth Bank of Australia	6,310	357,257
Crown Resorts Ltd.	15,898	123,586
CSL Ltd.	1,800	370,204
CSR Ltd.	42,799	137,205
Dexus, REIT	36,126	304,836
Evolution Mining Ltd.	29,643	74,814
Flight Centre Travel Group Ltd.	4,546	118,403
Fortescue Metals Group Ltd.	52,011	385,288
Goodman Group, REIT	6,268	62,053
GPT Group (The), REIT	75,998	303,239
Harvey Norman Holdings Ltd.	51,544	144,647
Incitec Pivot Ltd.	24,762	53,764
Insurance Australia Group Ltd.	9,383	44,120
Macquarie Group Ltd.	3,722	355,638
Mirvac Group, REIT	150,137	338,703
Newcrest Mining Ltd.	14,546	291,211
Oil Search Ltd.	34,719	165,945
Origin Energy Ltd.	39,436	213,336
Qantas Airways Ltd.	69,642	295,268
Ramsay Health Care Ltd.	5,350	281,423
Rio Tinto Ltd.	5,273	342,156
Rio Tinto plc	4,317	230,848
Santos Ltd.	49,694	285,215
Scentre Group, REIT	85,324	218,927
SEEK Ltd.	8,352	125,216
Sonic Healthcare Ltd.	16,256	340,738
South32 Ltd.	113,745	195,175
Star Entertainment Grp Ltd. (The)	42,930	118,554
Suncorp Group Ltd.	9,150	78,165
Sydney Airport	48,552	270,052
Telstra Corp. Ltd.	102,315	260,898
Transurban Group	33,298	347,091
Treasury Wine Estates Ltd.	17,901	153,762
Wesfarmers Ltd.	12,038	361,164
WiseTech Global Ltd.	2,747	44,888
Woodside Petroleum Ltd.	14,791	338,870
Woolworths Group Ltd.	12,850	356,894
Worley Ltd.	8,542	85,383

		11,905,186

Austria — 0.2%
OMV AG	4,618	229,487

Belgium — 0.9%
Ageas	3,820	210,641
Colruyt SA	3,015	150,972
Groupe Bruxelles Lambert SA	2,067	207,721
Proximus SADP	7,326	208,733
Solvay SA	1,017	105,402
UCB SA	1,534	141,162

		1,024,631

Bermuda — 0.3%
RenaissanceRe Holdings Ltd.	1,772	335,688

Canada — 3.4%
Alimentation Couche-Tard, Inc., Class B	2,297	76,769
BCE, Inc.	7,185	338,565
Canadian Imperial Bank of Commerce	501	40,855
Canadian Tire Corp. Ltd., Class A	360	38,609
CGI, Inc.*	2,233	170,976
Fortis, Inc.	8,652	377,356
Husky Energy, Inc.	6,281	40,864
Hydro One Ltd.(a)	9,590	194,930
Imperial Oil Ltd.	6,228	147,676
Inter Pipeline Ltd.	5,365	89,390
Loblaw Cos. Ltd.	4,608	241,090
Metro, Inc.	7,697	313,778
National Bank of Canada	5,805	322,095
Pembina Pipeline Corp.(b)	3,822	146,365
RioCan, REIT	7,189	147,539
Rogers Communications, Inc., Class B	1,129	56,527
Shaw Communications, Inc., Class B	8,343	163,027
Suncor Energy, Inc.	5,670	173,305
Teck Resources Ltd., Class B	4,446	57,448
TELUS Corp.	9,171	367,630
Thomson Reuters Corp.	4,686	376,714
Toronto-Dominion Bank (The)	1,550	85,663

		3,967,171

Chile — 0.0%(c)
Antofagasta plc	647	6,989

China — 1.0%
China Mengniu Dairy Co. Ltd.*	82,000	300,737
Lenovo Group Ltd.	332,000	216,631
Semiconductor Manufacturing International Corp.*	229,700	419,418
Xinyi Solar Holdings Ltd.	288,000	201,269

		1,138,055

Denmark — 0.7%
Carlsberg A/S, Class B	1,995	291,337
Chr Hansen Holding A/S	2,412	179,508
H Lundbeck A/S	1,951	82,903
Orsted A/S(a)	2,893	315,544

		869,292

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Finland — 1.2%
Elisa OYJ	5,474	329,785
Fortum OYJ	8,999	217,775
Kesko OYJ, Class B	1,095	74,028
Kone OYJ, Class B	2,625	169,610
Neste OYJ	9,417	374,728
Stora Enso OYJ, Class R	10,981	142,539
UPM-Kymmene OYJ	4,245	133,753

		1,442,218

France — 3.8%
Air France-KLM*	5,990	55,492
Alstom SA	3,341	177,074
Arkema SA	2,134	195,537
Atos SE	2,112	175,145
Bouygues SA	2,803	110,746
Capgemini SE	2,623	325,752
Casino Guichard Perrachon SA(b)	3,846	156,370
Danone SA	2,649	211,985
Dassault Systemes SE	2,116	366,309
Eiffage SA	2,215	256,749
Eutelsat Communications SA	8,640	129,498
Faurecia SE	2,157	102,774
Ingenico Group SA	648	75,358
Lagardere SCA	5,785	109,809
Orange SA	14,353	202,894
Pernod Ricard SA	1,515	262,303
Peugeot SA	12,105	249,245
Sanofi	2,658	256,333
SCOR SE	1,962	83,391
Sodexo SA(b)	1,968	206,059
Thales SA	624	68,472
TOTAL SA	5,199	253,143
Vinci SA	1,398	154,883
Vivendi SA	7,974	218,083

		4,403,404

Germany — 2.0%
Deutsche Lufthansa AG (Registered)	8,770	133,599
Deutsche Telekom AG (Registered)	14,356	232,507
Evonik Industries AG	4,890	134,005
Fraport AG Frankfurt Airport Services Worldwide	2,608	193,975
Fresenius Medical Care AG & Co. KGaA	2,949	226,734
Fresenius SE & Co. KGaA	3,697	188,770
Hannover Rueck SE	1,843	357,849
Merck KGaA	778	99,763
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	590	173,956
SAP SE	2,525	328,834
Telefonica Deutschland Holding AG	43,528	131,935
Uniper SE	4,264	139,691

		2,341,618

Hong Kong — 3.4%
ASM Pacific Technology Ltd.	20,300	273,538
Cathay Pacific Airways Ltd.	51,000	64,317
CK Infrastructure Holdings Ltd.	21,000	146,513
CLP Holdings Ltd.	32,000	332,785
Hang Seng Bank Ltd.	1,300	26,277
Henderson Land Development Co. Ltd.	12,300	55,223
Hong Kong & China Gas Co. Ltd.	157,531	301,464
Hutchison Port Holdings Trust	377,100	60,336
Jardine Matheson Holdings Ltd.	3,700	206,245
Jardine Strategic Holdings Ltd.	4,400	134,641
Johnson Electric Holdings Ltd.	10,000	22,081
Link, REIT	27,600	279,105
MTR Corp. Ltd.	52,500	294,455
New World Development Co. Ltd.	200,000	249,827
PCCW Ltd.	162,000	95,414
Power Assets Holdings Ltd.	28,000	202,144
Sun Hung Kai Properties Ltd.	12,500	174,129
Swire Pacific Ltd., Class A	24,000	210,739
Techtronic Industries Co. Ltd.	33,500	267,300
WH Group Ltd.(a)	334,000	314,328
Xinyi Glass Holdings Ltd.	198,000	248,150

		3,959,011

Israel — 0.3%
Check Point Software Technologies Ltd.*	2,739	313,095

Italy — 1.7%
Assicurazioni Generali SpA	11,135	216,973
Buzzi Unicem SpA	2,453	57,286
Enel SpA	39,921	347,964
Eni SpA	12,908	180,810
Italgas SpA	37,217	247,391
Poste Italiane SpA(a)	6,446	73,839
Recordati SpA	4,666	199,661
Snam SpA	48,432	259,579
Telecom Italia SpA*	142,988	76,771
Terna Rete Elettrica Nazionale SpA	44,882	313,110

		1,973,384

Japan — 22.7%
Advantest Corp.	7,000	365,196
Aisin Seiki Co. Ltd.	1,800	59,922
ANA Holdings, Inc.(b)	6,500	203,022
Aozora Bank Ltd.	4,800	129,340
Asahi Kasei Corp.	6,200	63,416
Astellas Pharma, Inc.	20,100	355,170
Bandai Namco Holdings, Inc.	4,000	232,434
Bridgestone Corp.	4,500	159,386
Brother Industries Ltd.	14,300	276,167
Canon, Inc.	9,300	243,886
Capcom Co. Ltd.	12,400	350,849
Central Japan Railway Co.	1,500	294,423
Chubu Electric Power Co., Inc.	20,500	278,404
Chugai Pharmaceutical Co. Ltd.	1,500	153,643
Chugoku Electric Power Co., Inc. (The)	12,100	159,698
COMSYS Holdings Corp.	4,800	138,859
Cosmo Energy Holdings Co. Ltd.	6,800	131,162
Credit Saison Co. Ltd.	9,400	150,785
Dai Nippon Printing Co. Ltd.	6,300	173,720
Daiichi Sankyo Co. Ltd.	4,900	331,128
Daito Trust Construction Co. Ltd.	200	23,559
Daiwa Securities Group, Inc.	15,800	79,905
DIC Corp.	5,200	136,317

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Dowa Holdings Co. Ltd.	3,200	115,107
Ebara Corp.	1,700	46,889
Electric Power Development Co. Ltd.	5,700	128,542
FamilyMart Co. Ltd.	6,600	144,343
Fast Retailing Co. Ltd.	400	215,150
Fuji Electric Co. Ltd.	2,800	81,990
FUJIFILM Holdings Corp.	6,700	332,752
Fujikura Ltd.	5,600	20,525
Goldwin, Inc.	1,000	60,677
GungHo Online Entertainment, Inc.	6,280	114,247
Hankyu Hanshin Holdings, Inc.	4,800	194,746
Hikari Tsushin, Inc.	1,300	319,545
Hitachi Chemical Co. Ltd.	3,000	125,590
Hitachi High-Technologies Corp.	4,400	314,600
Hokuriku Electric Power Co.*	3,000	22,317
Honda Motor Co. Ltd.	8,600	219,948
Hoya Corp.	2,900	277,546
Idemitsu Kosan Co. Ltd.	7,892	196,971
Inpex Corp.	7,100	66,273
ITOCHU Corp.	16,000	373,776
Japan Airlines Co. Ltd.(b)	9,100	255,987
Japan Petroleum Exploration Co. Ltd.	3,400	83,500
Japan Post Holdings Co. Ltd.	600	5,458
Japan Tobacco, Inc.	2,800	59,204
JXTG Holdings, Inc.	62,200	264,548
Kakaku.com, Inc.	2,800	73,148
Kaneka Corp.	2,900	88,911
Kansai Electric Power Co., Inc. (The)	24,000	269,348
KDDI Corp.	12,400	374,717
Keisei Electric Railway Co. Ltd.	6,800	246,004
Kirin Holdings Co. Ltd.	9,300	204,251
K’s Holdings Corp.	10,700	129,928
Kuraray Co. Ltd.	10,400	125,013
Kyowa Kirin Co. Ltd.	2,900	68,177
Kyushu Electric Power Co., Inc.	7,900	65,055
Lawson, Inc.	1,500	86,817
Marubeni Corp.	43,900	315,449
Mitsubishi Corp.	12,400	317,882
Mitsubishi Gas Chemical Co., Inc.	8,500	128,690
Mitsubishi Heavy Industries Ltd.	6,900	251,694
Mitsui & Co. Ltd.	17,500	311,248
Mitsui Chemicals, Inc.	7,000	153,729
Mochida Pharmaceutical Co. Ltd.	6,400	239,582
MS&AD Insurance Group Holdings, Inc.	10,600	352,055
NEC Corp.	3,200	142,443
NH Foods Ltd.	1,600	70,235
Nihon M&A Center, Inc.	6,400	183,087
Nikon Corp.	14,600	176,295
Nippon Express Co. Ltd.	300	15,633
Nippon Kayaku Co. Ltd.	12,900	151,268
Nippon Paper Industries Co. Ltd.	10,200	165,994
Nippon Shokubai Co. Ltd.	3,100	181,757
Nippon Telegraph & Telephone Corp.	13,700	349,309
Nipro Corp.	9,100	103,605
Nissan Chemical Corp.	1,600	66,118
Nissin Foods Holdings Co. Ltd.	1,700	127,600
Nitori Holdings Co. Ltd.	600	93,241
Nomura Real Estate Holdings, Inc.	12,300	302,900
Nomura Research Institute Ltd.	14,600	321,283
NTT Data Corp.	18,800	264,088
NTT DOCOMO, Inc.	12,600	357,996
Oji Holdings Corp.	23,400	118,886
Oriental Land Co. Ltd.	1,300	169,305
ORIX Corp.	21,600	364,877
Osaka Gas Co. Ltd.	10,100	170,911
Otsuka Corp.	7,300	284,662
Rakuten, Inc.	23,300	179,747
Resona Holdings, Inc.	52,700	217,327
Sankyo Co. Ltd.	5,600	188,139
Sawai Pharmaceutical Co. Ltd.	3,400	220,951
SBI Holdings, Inc.	7,000	162,264
SCSK Corp.	4,200	225,105
Secom Co. Ltd.	1,800	157,955
Sekisui Chemical Co. Ltd.	15,900	264,821
Sekisui House Ltd.	16,000	344,035
Shimamura Co. Ltd.	1,300	97,673
Shimizu Corp.	10,500	107,697
Shin-Etsu Chemical Co. Ltd.	1,100	125,800
Shionogi & Co. Ltd.	5,900	350,897
Showa Denko KK	8,900	212,823
Skylark Holdings Co. Ltd.	13,500	247,242
SoftBank Group Corp.	100	4,037
Sojitz Corp.	91,200	287,060
Sony Corp.	5,600	391,591
Sumitomo Chemical Co. Ltd.	30,300	128,751
Sumitomo Corp.	10,200	151,722
Sumitomo Dainippon Pharma Co. Ltd.	11,300	193,980
Sumitomo Mitsui Financial Group, Inc.	8,500	298,855
Sumitomo Mitsui Trust Holdings, Inc.	5,900	217,533
Sumitomo Osaka Cement Co. Ltd.	4,900	199,216
Suzuken Co. Ltd.	4,600	176,364
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	127,163
Teijin Ltd.	11,900	212,758
Terumo Corp.	9,900	356,358
Toho Co. Ltd.	2,700	99,465
Tohoku Electric Power Co., Inc.	12,300	115,288
Tokio Marine Holdings, Inc.	6,600	358,256
Tokyo Broadcasting System Holdings, Inc.	11,100	191,979
Tokyo Electric Power Co. Holdings, Inc.*	55,300	218,982
Tokyo Electron Ltd.	500	109,973
Tokyo Gas Co. Ltd.	10,400	228,654
Tokyo Tatemono Co. Ltd.	11,500	185,810
Tokyu Corp.	6,400	112,783
Tokyu Fudosan Holdings Corp.	3,500	24,673
Toppan Printing Co. Ltd.	12,400	247,132
Toyo Suisan Kaisha Ltd.	6,700	280,703
Toyota Industries Corp.	4,700	254,212

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Toyota Motor Corp.	5,200	361,544
Trend Micro, Inc.	1,000	52,250
Tsumura & Co.	5,600	152,097
Ube Industries Ltd.	11,100	222,788
West Japan Railway Co.	3,300	279,212
Yamada Denki Co. Ltd.	44,700	225,300
Yokohama Rubber Co. Ltd. (The)	9,400	159,774

		26,242,552

Macau — 0.7%
Galaxy Entertainment Group Ltd.	29,000	189,793
Sands China Ltd.	69,452	334,919
SJM Holdings Ltd.	71,000	79,158
Wynn Macau Ltd.	73,097	151,724

		755,594

Netherlands — 1.8%
Aegon NV	7,533	30,508
Heineken Holding NV	2,025	199,012
Koninklijke Ahold Delhaize NV	12,614	309,566
Koninklijke DSM NV	2,369	288,321
Koninklijke KPN NV	100,071	280,383
Koninklijke Philips NV	6,143	281,334
NN Group NV	2,549	88,472
Royal Dutch Shell plc, Class A	10,327	271,191
Wolters Kluwer NV	4,792	360,078

		2,108,865

New Zealand — 0.3%
Contact Energy Ltd.	29,091	139,245
Spark New Zealand Ltd.	89,416	267,812

		407,057

Norway — 0.9%
Aker BP ASA	4,172	117,514
Equinor ASA	9,325	168,294
Mowi ASA	13,479	321,498
Orkla ASA	18,705	180,574
Telenor ASA	13,130	237,273
Yara International ASA	994	36,098

		1,061,251

Portugal — 0.4%
EDP - Energias de Portugal SA	70,357	352,836
Galp Energia SGPS SA	5,927	89,560

		442,396

Russia — 0.0%(c)
Evraz plc	11,422	53,030

Singapore — 2.2%
Ascendas, REIT	76,520	176,190
CapitaLand Mall Trust, REIT	151,900	279,274
ComfortDelGro Corp. Ltd.	140,000	221,458
DBS Group Holdings Ltd.	14,700	270,790
Genting Singapore Ltd.	81,200	50,818
Golden Agri-Resources Ltd.	406,300	62,130
Keppel Corp. Ltd.	59,900	291,134
Mapletree Commercial Trust, REIT	42,700	73,330
Sembcorp Industries Ltd.	48,000	74,001
Singapore Airlines Ltd.	22,800	142,136
Singapore Press Holdings Ltd.	82,400	121,077
Singapore Telecommunications Ltd.	43,600	104,913
United Overseas Bank Ltd.	8,000	149,217
Venture Corp. Ltd.	14,300	168,861
Wilmar International Ltd.	115,000	327,473

		2,512,802

South Africa — 0.3%
Anglo American plc	12,399	323,541

South Korea — 7.0%
Celltrion Healthcare Co. Ltd.*	2,724	128,107
Celltrion, Inc.*	2,578	351,184
CJ CheilJedang Corp.*	391	77,164
Doosan Infracore Co. Ltd.*	11,367	46,300
Fila Holdings Corp.*	1,112	40,712
GS Engineering & Construction Corp.*	5,808	134,777
GS Holdings Corp.*	4,125	157,230
Hankook Tire & Technology Co. Ltd.*	5,453	130,124
Hanmi Pharm Co. Ltd.*	181	42,122
Hanmi Science Co. Ltd.*	1,903	50,873
Hanon Systems	9,225	80,837
Hanwha Aerospace Co. Ltd.*	4,238	114,600
Hanwha Solutions Corp.	6,705	93,025
Hyundai Engineering & Construction Co. Ltd.*	5,390	170,165
Hyundai Mobis Co. Ltd.	1,744	333,494
Hyundai Motor Co.	2,512	260,776
Hyundai Steel Co.	1,218	28,570
Industrial Bank of Korea	15,717	140,802
Kakao Corp.	2,751	362,635
Kia Motors Corp.	9,589	326,149
Korea Gas Corp.*	2,051	55,576
Korea Zinc Co. Ltd.*	332	105,322
Korean Air Lines Co. Ltd.*	6,662	130,610
KT&G Corp.	3,677	292,188
LG Corp.*	3,150	185,799
LG Electronics, Inc.	1,816	99,025
LG Household & Health Care Ltd.	228	238,470
LG Uplus Corp.*	18,183	201,258
Lotte Chemical Corp.*	587	92,073
LOTTE Fine Chemical Co. Ltd.*	1,759	56,923
NAVER Corp.	2,491	371,479
NCSoft Corp.*	619	327,914
POSCO	1,135	205,626
Samsung Biologics Co. Ltd.*(a)	1,033	415,183
Samsung Electro-Mechanics Co. Ltd.	1,036	106,218
Samsung Electronics Co. Ltd.	8,747	405,275
Samsung Engineering Co. Ltd.*	11,285	160,551
Samsung SDS Co. Ltd.	983	158,440
Shinsegae, Inc.*	360	79,839
SK Holdings Co. Ltd.	1,396	272,905
SK Hynix, Inc.	5,293	402,725
SK Innovation Co. Ltd.	1,187	127,753
SK Telecom Co. Ltd.	523	100,189
SKC Co. Ltd.*	3,561	153,616
S-Oil Corp.	151	9,507
Woori Financial Group, Inc.	23,772	200,685
Yuhan Corp.*	531	96,329

		8,121,124

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Spain — 2.3%
Acciona SA	1,309	148,580
ACS Actividades de Construccion y Servicios SA	4,255	141,466
Aena SME SA(a)	1,787	330,739
Amadeus IT Group SA	2,246	176,100
Enagas SA	9,608	258,876
Endesa SA	5,344	146,731
Grifols SA	6,350	213,266
Iberdrola SA	31,771	347,618
Naturgy Energy Group SA	10,680	281,683
Red Electrica Corp. SA	10,242	204,904
Repsol SA	16,407	225,806
Telefonica SA	31,434	212,610

		2,688,379

Sweden — 2.6%
Boliden AB*	7,592	180,236
Hennes & Mauritz AB, Class B(b)	11,381	249,697
Hexagon AB, Class B	5,471	297,424
Investor AB, Class B	5,698	311,994
Lundin Petroleum AB	6,347	193,042
Securitas AB, Class B	17,271	271,835
Skanska AB, Class B	11,780	272,669
Svenska Cellulosa AB SCA, Class B	4,263	42,652
Swedish Match AB	7,047	398,424
Tele2 AB, Class B	22,848	344,710
Telia Co. AB	67,834	290,088
Trelleborg AB, Class B(b)	7,820	128,394

		2,981,165

Switzerland — 2.5%
Baloise Holding AG (Registered)	1,615	291,796
Barry Callebaut AG (Registered)	68	150,194
Clariant AG (Registered)*	2,518	56,680
Kuehne + Nagel International AG (Registered)	182	29,415
LafargeHolcim Ltd. (Registered)*	2,049	104,132
Logitech International SA (Registered)	3,304	148,010
Novartis AG (Registered)	2,687	253,836
Roche Holding AG	926	310,644
Sonova Holding AG (Registered)	1,409	353,337
Swiss Life Holding AG (Registered)	680	341,819
Swiss Prime Site AG (Registered)*	1,055	128,800
Swisscom AG (Registered)	673	369,251
Vifor Pharma AG	392	72,236
Zurich Insurance Group AG	615	255,297

		2,865,447

United Kingdom — 4.3%
Auto Trader Group plc(a)	17,875	131,896
Barratt Developments plc	22,005	232,979
Bellway plc	2,104	110,717
Berkeley Group Holdings plc	1,155	79,919
Burberry Group plc	836	21,435
CK Hutchison Holdings Ltd.	33,760	298,294
Coca-Cola European Partners plc	5,725	301,192
Compass Group plc	5,817	143,809
Informa plc	6,014	61,433
International Consolidated Airlines Group SA	18,631	139,618
Land Securities Group plc, REIT	3,360	41,544
Linde plc	1,667	338,618
Micro Focus International plc	3,137	42,128
Mondi plc	4,769	97,034
Pearson plc	19,187	143,210
Persimmon plc	2,057	82,811
RELX plc	8,298	220,161
Rentokil Initial plc	33,516	206,411
Sage Group plc (The)	25,022	243,605
Segro plc, REIT	26,633	319,807
Smith & Nephew plc	13,672	328,961
SSE plc	8,404	167,288
Tate & Lyle plc	23,418	244,800
Taylor Wimpey plc	59,505	169,018
Unilever plc	1,049	62,574
United Utilities Group plc	20,572	275,268
Vodafone Group plc	124,756	245,111
Wm Morrison Supermarkets plc	80,447	192,897

		4,942,538

United States — 22.2%
AbbVie, Inc.	1,089	88,231
AES Corp.	10,619	210,893
Air Products & Chemicals, Inc.	1,447	345,413
Alaska Air Group, Inc.	3,029	195,643
Alleghany Corp.*	437	348,577
Allstate Corp. (The)	1,289	152,798
Amcor plc, CHDI	31,600	332,071
Amdocs Ltd.	774	55,689
Ameren Corp.	4,242	348,056
American Electric Power Co., Inc.	3,197	333,191
American Water Works Co., Inc.	158	21,520
Amgen, Inc.	839	181,266
ANSYS, Inc.*	906	248,543
Anthem, Inc.	1,097	291,012
Ashland Global Holdings, Inc.	836	61,847
Assurant, Inc.	1,098	143,355
AT&T, Inc.	9,158	344,524
Avangrid, Inc.	1,657	88,252
Avery Dennison Corp.	2,633	345,555
Avnet, Inc.	4,670	170,408
Axis Capital Holdings Ltd.	3,501	224,939
Baxter International, Inc.	3,720	331,898
Becton Dickinson and Co.	636	175,015
Broadridge Financial Solutions, Inc.	2,528	301,211
Brown & Brown, Inc.	3,990	179,151
Celanese Corp.	2,736	283,176
CenturyLink, Inc.(b)	20,729	283,158
CF Industries Holdings, Inc.	6,789	273,461
Chevron Corp.	2,699	289,171
Church & Dwight Co., Inc.	4,102	304,451
Cigna Corp.	47	9,042
Cincinnati Financial Corp.	2,910	305,405
Cintas Corp.	1,223	341,180
Cisco Systems, Inc.	3,237	148,805
CMS Energy Corp.	59	4,042
CNA Financial Corp.	2,755	122,956
Commerce Bancshares, Inc.(b)	2,228	150,747
ConocoPhillips	3,646	216,682
Consolidated Edison, Inc.	1,854	174,276

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United States — continued
CSX Corp.	1,620	123,671
Cummins, Inc.	1,409	225,398
Darden Restaurants, Inc.	2,707	315,176
DTE Energy Co.	2,523	334,575
Eastman Chemical Co.	3,132	223,218
Everest Re Group Ltd.	690	190,833
Eversource Energy	4,026	372,164
Exelon Corp.	2,556	121,640
Fidelity National Information Services, Inc.	2,368	340,187
FirstEnergy Corp.	7,584	385,191
Foot Locker, Inc.	5,079	192,850
Garmin Ltd.	3,503	339,616
General Mills, Inc.	4,530	236,557
Gentex Corp.	10,900	324,493
Genuine Parts Co.	258	24,141
Globe Life, Inc.	3,337	347,916
Hasbro, Inc.	2,962	301,739
Healthpeak Properties, Inc., REIT	4,307	155,009
Henry Schein, Inc.*	593	40,881
HollyFrontier Corp.	4,536	203,757
Hormel Foods Corp.	7,118	336,397
IAC/InterActiveCorp*	898	218,744
Intel Corp.	5,915	378,146
International Paper Co.	4,435	180,593
Interpublic Group of Cos., Inc. (The)	5,286	119,992
Intuit, Inc.	432	121,124
JM Smucker Co. (The)	2,272	235,402
Johnson & Johnson	2,215	329,747
Kinder Morgan, Inc.	11,629	242,697
Kohl’s Corp.	1,301	55,618
L3Harris Technologies, Inc.	1,549	342,840
Laboratory Corp. of America Holdings*	49	8,595
Lam Research Corp.	1,277	380,814
Leggett & Platt, Inc.	781	37,168
Lockheed Martin Corp.	924	395,583
LyondellBasell Industries NV, Class A	1,105	86,035
ManpowerGroup, Inc.	1,044	95,516
Marathon Petroleum Corp.	850	46,325
McCormick & Co., Inc. (Non-Voting)	2,009	328,210
MDU Resources Group, Inc.	6,507	192,672
Merck & Co., Inc.	2,271	194,034
NextEra Energy, Inc.	579	155,288
NVR, Inc.*	90	343,527
Old Republic International Corp.	11,919	268,774
Pfizer, Inc.	7,047	262,430
Phillips 66	1,628	148,750
Pinnacle West Capital Corp.	3,432	335,272
PPG Industries, Inc.	830	99,467
Procter & Gamble Co. (The)	2,373	295,723
Public Service Enterprise Group, Inc.	2,326	137,699
PulteGroup, Inc.	8,676	387,383
Quest Diagnostics, Inc.	3,279	362,887
Raytheon Co.	1,479	326,770
Republic Services, Inc.	3,667	348,548
Southern Co. (The)	5,835	410,784
Southwest Airlines Co.	5,559	305,634
Starbucks Corp.	3,389	287,489
Steel Dynamics, Inc.	2,068	61,792
TJX Cos., Inc. (The)	2,195	129,593
T-Mobile US, Inc.*	1,232	97,562
Toll Brothers, Inc.	4,400	195,184
Tyson Foods, Inc., Class A	444	36,688
United Airlines Holdings, Inc.*	332	24,834
UnitedHealth Group, Inc.	1,062	289,342
Universal Health Services, Inc., Class B	2,253	308,909
Valero Energy Corp.	2,129	179,496
Verizon Communications, Inc.	5,734	340,829
VMware, Inc., Class A*	1,816	268,877
Walmart, Inc.	2,823	323,205
Walt Disney Co. (The)	2,103	290,866
Waters Corp.*	333	74,522
Westlake Chemical Corp.	535	32,742
WR Berkley Corp.	4,593	337,723
Xcel Energy, Inc.	5,096	352,592
Xylem, Inc.	1,733	141,517
Zimmer Biomet Holdings, Inc.	1,080	159,732

		25,673,304

TOTAL COMMON STOCKS (Cost $110,967,393)		115,088,274

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(d)(e) (Cost $276,530)	276,530	276,530

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(d)(e)	499,900	500,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(d)(e)	705,910	705,910

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,205,860)		1,205,910

TOTAL SHORT-TERM INVESTMENTS (Cost $1,482,390)		1,482,440

Total Investments — 100.7% (Cost $112,449,783)		116,570,714
Liabilities in Excess of Other Assets — (0.7)%		(808,248)

Net Assets — 100.0%		115,762,466

Percentages indicated are based on net assets.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Electric Utilities	6.6%
Oil, Gas & Consumable Fuels	5.4
Insurance	5.1
Diversified Telecommunication Services	4.7
Chemicals	4.6
Pharmaceuticals	3.9
Food Products	3.3
Metals & Mining	2.8
Household Durables	2.8
Health Care Equipment & Supplies	2.6
IT Services	2.5
Hotels, Restaurants & Leisure	2.4
Equity Real Estate Investment Trusts (REITs)	2.3
Health Care Providers & Services	2.3
Banks	2.2
Semiconductors & Semiconductor Equipment	2.2
Food & Staples Retailing	2.2
Road & Rail	1.7
Commercial Services & Supplies	1.7
Software	1.7
Gas Utilities	1.7
Airlines	1.7
Auto Components	1.6
Trading Companies & Distributors	1.5
Construction & Engineering	1.5
Specialty Retail	1.4
Technology Hardware, Storage & Peripherals	1.4
Wireless Telecommunication Services	1.4
Multi-Utilities	1.3
Industrial Conglomerates	1.3
Machinery	1.2
Automobiles	1.2
Beverages	1.2
Entertainment	1.2
Professional Services	1.2
Real Estate Management & Development	1.2
Aerospace & Defense	1.1
Biotechnology	1.0
Transportation Infrastructure	1.0
Interactive Media & Services	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	8.6
Short-Term Investments	1.3

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $1,146,426.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	3	03/2020	USD	296,325	(8,761)
S&P 500 E-Mini Index	2	03/2020	USD	322,500	4,538

					(4,223)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$11,905,186	$—	$11,905,186
Austria	—	229,487	—	229,487
Belgium	150,972	873,659	—	1,024,631
Chile	—	6,989	—	6,989
China	—	1,138,055	—	1,138,055
Denmark	—	869,292	—	869,292
Finland	544,338	897,880	—	1,442,218
France	156,370	4,247,034	—	4,403,404
Germany	131,935	2,209,683	—	2,341,618
Hong Kong	60,336	3,898,675	—	3,959,011
Italy	—	1,973,384	—	1,973,384
Japan	—	26,242,552	—	26,242,552
Macau	—	755,594	—	755,594
Netherlands	—	2,108,865	—	2,108,865
New Zealand	—	407,057	—	407,057
Norway	—	1,061,251	—	1,061,251
Portugal	—	442,396	—	442,396
Russia	—	53,030	—	53,030
Singapore	—	2,512,802	—	2,512,802
South Africa	—	323,541	—	323,541
South Korea	185,799	7,935,325	—	8,121,124
Spain	—	2,688,379	—	2,688,379
Sweden	—	2,981,165	—	2,981,165
Switzerland	—	2,865,447	—	2,865,447
United Kingdom	999,464	3,943,074	—	4,942,538
United States	25,341,233	332,071	—	25,673,304
Other Common Stocks	4,615,954	—	—	4,615,954

Total Common Stocks	32,186,401	82,901,873	—	115,088,274

Short-Term Investments
Investment Companies	276,530	—	—	276,530
Investment of cash collateral from securities loaned	1,205,910	—	—	1,205,910

Total Short-Term Investments	1,482,440	—	—	1,482,440

Total Investments in Securities	$33,668,841	$82,901,873	$—	$116,570,714

Appreciation in Other Financial Instruments
Futures Contracts	$4,538	$—	$—	$4,538

Depreciation in Other Financial Instruments
Futures Contracts	$(8,761)	$—	$—	$(8,761)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80% (a)(b)	$499,950	$—	$—	$—	$50	$500,000	499,900	$2,299	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	287,546	6,433,724	6,015,360	—	—	705,910	705,910	4,082	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	287,721	661,151	672,342	—	—	276,530	276,530	1,030	—

Total	$1,075,217	$7,094,875	$6,687,702	$—	$50	$1,482,440		$7,411	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.